13F-HR
			09/30/2000

			0000315038
			xwbw$xh2

			NONE


			LILIA FERSTLER
			212-916-4187
			lferstler@tiaa-cref.org

			13F-HR
			FORM 13F COVER PAGE

FORM13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30 2000

Check here if Amendment [   ]; Amendment Number:

This Amendment(Check only one.): []is a restatement.
				         []adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  	 Teachers Insurance and Annuity Association of America
Address:     730 Third Ave
	       New York, New York 10017

13F File Number: 28-331

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:		Michael T. O Kane
Title:	Senior Managing Director
Phone:	212-916-4345





Signature, Place, and Date of Signing:

Michael T. O Kane	New York, NY	November 15 2000



Report Type(Check only one)
[x]  13F Holdings Report
[ ]  13F Notice
[ ]  13f Combination Report

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:       3
Form 13F Information Table Entry Total:  40
Form 13F Information Table Value Total:  $652,556(thousands)

List of Other Included Managers:
No.	13F File Number		Name
01	28-4800			Teachers Advisors, Inc.
02	28-3194			TIAA-CREF Investment Management LLC
03	28-5057			TIAA-CREF Trust Company

                                                                FORM 13F INFORMATION TABLE
                                                        VALUE    SHARES/  SH/ PUT/INVSTMT   OTHER       VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS  CUSIP   (X$1000)  PRN AMT  PRN CALLDSCRETN  MANAGERS SOLE   SHARED NONE

ALEXANDRIA REAL ESTATE         COM           015271109     25889   754500SH       DEFINED 01         754500      0   0
AMB PROPERTIES                 COM           00163T109     28297  1152000SH       DEFINED 01        1152000
APARTMENT INVESTMENT           COM           03748R101      6909   150000SH       DEFINED 01         150000
ARCHSTONE COMMUNITIES TRUST    COM           039581103     17317   705000SH       DEFINED 01         705000
AVALON PROPERTIES, INC         COM           053484101     17215   361000SH       DEFINED 01         361000
BANCO BILBAO VIZCAYA INTL      PFD           059456103     20000   800000SH       DEFINED 01         800000
BANCO BILBAO VIZCAYA INTL      PFD           059456202     12625   500000SH       DEFINED 01         500000
BLOUNT INTERNATIONAL           COM           095180105      7500   666667SH       DEFINED 01         666667
BOSTON PROPERTIES              COM           101121101     23264   541800SH       DEFINED 01         541800
BRANDYWINE REALTY TR           COM           105368203      2641   130400SH       DEFINED 01         130400
CNET NETWORKS, INC.            COM           12613R104       946    38819SH       DEFINED 01          38819
CENTERPOINT PPTYS              COM           151895109      8890   193000SH       DEFINED 01         193000
CHARLES E SMITH RESLT          COM           832197107      3630    80000SH       DEFINED 01          80000
COUSINS PROPERTIES             COM           222795106     10576   245600SH       DEFINED 01         245600
CONCURRENT COMPUTER CORP       COM           206710204     32793  1725938SH       DEFINED 01        1725938
CORPORATE OFFICE PRO           COM           22002T108      1074   108100SH       DEFINED 01         108100
DUKE REALTY INVTS              COM           264411505     26207  1086300SH       DEFINED 01        1086300
EQUITY OFFICE PPTY             COM           294741103     50712  1632564SH       DEFINED 01        1632564
EQUITY RES PROP TR             COM           29476L107     37061   772100SH       DEFINED 01         772100
FRIEDMANS'S INC                COM           358438109      2147   429323SH       DEFINED 01         429323
FURRS RESTAURANT GROUP INC.    COM           361115603      4842  1721527SH       DEFINED 01        1721527
HOSPITALITY PROP TR            COM           44106M102      1751    74900SH       DEFINED 01          74900
KIMCO REALTY                   COM           49446R109      5687   134600SH       DEFINED 01         134600
MACERICH CO (THE)              COM           554382101     13810   649900SH       DEFINED 01         649900
MACK-CALI REALTY               COM           554489104     12662   449200SH       DEFINED 01         449200
MANUFACTURED HOME COMM.        COM           564682102     17475   699000SH       DEFINED 01         699000
PARAMETRIC TECHNOLOGY          COM           699173100        40     3694SH       DEFINED 01           3694
PUBLIC STORAGE, INC            COM           74460D109     23165   967700SH       DEFINED 01         967700
PRENTISS  PROPERTIES           COM           740706106      1014    38800SH       DEFINED 01          38800
PROLOGIST TRUST                COM           743410102     19040   801700SH       DEFINED 01         801700
ROUSE CO (THE)                 COM           779273101     89387  3584382SH       DEFINED 01        3584382
SIMON PROPERTY, GRP            COM           828806109     14787   630900SH       DEFINED 01         630900
STARWOOD HOTELS                COM           85590A203     16875   540000SH       DEFINED 01         540000
STORAGE USA, INC               COM           861907103      1073    35500SH       DEFINED 01          35500
SUN COMMUNITIES INC            COM           866674104     17425   551000SH       DEFINED 01         551000
TAUBMAN CENTERS, INC           COM           876664103      1161   100400SH       DEFINED 01         100400
VIACOM INC CLASS B             COM           925524308     74873  1279877SH       DEFINED 01        1279877
VICORP RESTAURANTS             COM           925817108       281    14407SH       DEFINED 01          14407
VISIBLE GENETICS INC           COM           92829S104      1514    37500SH       DEFINED 01          37500
WHX CORP                       COM           929248102         1      782SH       DEFINED 01            782